Stock Compensation - Additional Information (Detail)				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015 shares	Aug. 28, 2015	Jul. 30, 2015	Dec. 26, 2015 shares	Mar. 26, 2016 USD ($) Tranche shares	Mar. 28, 2015 USD ($)	Jun. 27, 2015 USD ($) Tranche $ / shares shares	Jun. 28, 2014 USD ($) $ / shares shares	Jun. 29, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense | $					$ 13,600,000	$ 900,000	$ 1,200,000	$ 700,000	$ 1,100,000
Unrecognized compensation cost | $							$ 40,000,000
Compensation expense ,period for recognition							4 years
Reverse stock split		0.485-for-one
Reverse stock split conversion ratio		0.485
Share-based compensation, options exchanged | shares	3,730,000
Share-based compensation, options granted | shares	1,460,000						353,794	172,239	271,600
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares | shares	2,270,000				525,000
Time-vesting options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation, options granted | shares					144,000
Performance Vesting Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares | shares					144,000
2007 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of awards							10 years
Term of repurchase right following a participants retirement or termination of employment					1 year		1 year
Number of Tranches | Tranche					3		3
Stock compensation expense | $					$ 11,000,000	$ 900,000
Tax benefit related to compensation cost | $							$ 0
Unrecognized compensation cost | $					$ 40,000,000
Requisite service period					10 years 8 months 12 days		10 years 8 months 12 days
Weighted average fair value of options granted | $ / shares							$ 4.27	$ 3.40	$ 2.37
Weighted average fair value of all outstanding options granted for the life of the Plan | $ / shares							$ 5.40
Options vested or expected to vest , number of shares | shares							2,100,000
Options vested or expected to vest, weighted average price | $ / shares							$ 7.67
Options vested or expected to vest, number of shares exercisable | shares							1,800,000
Options vested or expected to vest, exercisable, weighted average exercise price | $ / shares							$ 6.78
Options vested or expected to vest, weighted average remaining contractual term							4 years 2 months 12 days
Award vesting period					5 years
Share-based compensation arrangement by share-based payment award accelerated compensation cost | $					$ 3,800,000
Share-based compensation, options granted | shares				134,000
Unrecognized compensation cost | $					20,800,000
2007 Option Plan [Member] | To Be Recognized in the Next 4 Years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $					25,000,000
2007 Option Plan [Member] | To Be Recognized When Probable [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost | $					$ 15,000,000
2007 Option Plan [Member] | Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense | $							$ 1,000,000	$ 700,000	$ 1,100,000
Unrecognized compensation cost | $							$ 4,900,000
2007 Option Plan [Member] | Time Based Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation arrangement by Share-based payment award, annual award vesting rights			20.00%				20.00%
2007 Option Plan [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance | shares					6,445,982		6,445,982
Stock option available for issuance | shares							367,183
2015 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance | shares					4,850,000
Stock compensation expense | $					$ 2,600,000
Unrecognized compensation cost | $					$ 14,700,000
2015 Incentive Plan [Member] | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding shares | shares					268,000
2015 Incentive Plan [Member] | Restricted Stock Units (RSUs) | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted | shares | shares					20,000